Investments (Tables)	9 Months Ended
Sep. 30, 2026
Investments [Abstract]
Schedule of investments

The following tables outline changes in investments during the period ended September 30, 2026:

			Balance at December 31, 2025	Additions	Disposals	Change in fair value through profit or loss	Effects of foreign exchange	Balance at September 30, 2026
Entity	Instrument	Note	$	$	$	$	$	$
A2ZCryptoCap Inc.	Shares	(i)	3,794	-	-	1,281	-	5,075
Royal Bank of Canada	GIC	(ii)	21,889	-	-	-	(745)	21,144
Gamestop	Shares	(iii)	40,158	-	-	9,142	-	49,300
Genius Group Ltd	Shares	(iv)	21,906	-	(12,407)	(9,499)	-	-
JZR Gold	Warrants	(v)	371,333	-	-	(282,833)	-	88,500
SLV	Shares	(vi)	-	50,855	-	(12,705)	-	38,150
			459,080	50,855	(12,407)	(294,614)	(745)	202,169
							Current	202,169
							Non-current	-
								202,169

(i)	On June 23, 2022, the Company acquired 80,000 shares of A2ZCryptoCap Inc. for C$0.10 per share. As at September 30, 2026, the fair value of the shares was determined based on the quoted market price of the shares of C$0.09 per share (December 31, 2025 – C$0.065).

ii)	During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of September 30, 2026, the total balance outstanding was C$30,000 (December 31, 2025 – C$30,000) as three GICs out of the four were effectively redeemed during the year ended December 31, 2024.

iii)	On July 18, 2025, the Company purchased 2,000 shares of GameStop Corp. (NYSE: GME) for a total amount of $48,516 (C$66,561) for $23.55 per share. As at September 30, 2026, the fair value of the shares was determined based on the quoted market price of $24.65 per share resulting in a gain on change in fair value of $9,142 for the nine months ended September 30, 2026 (2025 - $6,044).

iv)	On July 25, 2025, the Company purchased 40,000 shares of Genius Group Limited (AMEX: GNS) for a total amount of $49,009 (C$67,237) for a weighted average price of $1.20 per share. On July 28, 2025, the Company sold 1,871 shares of GNS for a total amount of $2,217 (C$3,043). During the nine months ended September 30, 2026, the remaining 38,129 shares valued at $12,407 prior to sale, were sold for total proceeds of $12,428, resulting in a realized gain on sale of investments of $21.

v)	On July 22, 2025, the Company acquired 1,666,667 units at a price of C$0.30 per unit of JZR Gold Inc (“JZR”) for $364,800 (C$500,000). Each unit is comprised of one common share in the capital of JZR and one non-transferable common share purchase warrant to acquire one common share at a price of C$0.40 per warrant share.
(vi)	On April 16, 2026, the Company purchased 700 shares of iShares Silver Trust (“SLV”) for a total amount of $50,855 for $72.65 per share. As at September 30, 2026, the fair value of the shares of $38,150 was determined based on the quoted market price of $54.50 per share resulting in a loss on change in fair value of $12,705 for the nine months ended September 30, 2026.

Schedule of fair value of warrants option pricing model assumptions

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions as at the following dates:

	July 22, 2025	December 31, 2025	September 30, 2026
Share price (CDN)	$0.460	$0.465	$0.280
Exercise price	$0.290	$0.290	$0.290
Expected dividend yield	-	-	-
Risk free interest rate	2.78%	2.55%	3.55%
Expected life	2.00	1.56	0.81
Expected volatility	135.64%	140.17%	104.04%